SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 13. SUBSEQUENT EVENTS

The Company’s management has performed subsequent events procedures through the date the consolidated financial statements is issued. There were no subsequent events requiring adjustment or disclosure in the consolidated financial statements except for the following.

Liulin Junhao paid $767,731 (RMB5 million) in the form of a deposit on August 15, 2017 to Mr. Feiyue Mao, pursuant to a Share Transfer Agreement by and between Liulin Junhao and Mr. Feiyue Mao (the “Beijing Jinxuan Transfer Agreement”) executed on September 14, 2017, who, as of September 14, 2017, was a 99% equity owner of Beijing Jinxuan. For a consideration of $1,216,085 (RMB7.92 million), Liulin Junhao shall purchase the 99% equity interest in Beijing Jinxuan from Mr. Feiyue Mao. The remaining $448,354 (RMB2.92 million) will be due upon closing of the transactions underlying the Beijing Jinxuan Transfer Agreement.

On February 22, 2018, Beijing Jinxuan, Liulin Junhao, and Mr. Feiyue Mao, as a 99% equity owner of Beijing Jinxuan, entered into a Termination Agreement pursuant to which the parties terminated the Beijing Jinxuan Transfer Agreement, and agreed that Mr. Feiyue Mao shall return the $767,731 (RMB5 million) deposit to Liulin Junhao no later than April 22, 2018. The deposit was collected on April 20, 2018.

The Company are offering for sale, up to a total offering of 1,000,000 Ordinary Shares (the “Offering”) at a fixed price of $0.08 per ordinary share, par value $0.001 per share (the “Ordinary Shares”).This is the initial public offering of the Company. There is no minimum number of Ordinary Shares that must be sold for the Offering to close. As of the date of issuance of these financial statements, the offering is still open.